Deferred Charges, net	12 Months Ended
Dec. 31, 2022
Deferred Charges, net [Abstract]
Deferred Charges, net
4.	Deferred Charges, net:
The movement in deferred charges net, which represents deferred dry-docking costs, in the accompanying combined carve-out balance sheets is as follows:
Dry-docking costs
Balance January 13, 2021	$—
Additions	1,034,380
Amortization	(165,463)
Balance December 31, 2021	$868,917
Additions	2,479,526
Amortization	(727,298)
Balance December 31, 2022	$2,621,145
During the year ended December 31, 2022, two vessels in the Company’s fleet, the M/T Wonder Musica and M/T Wonder Avior, initiated and completed its scheduled dry-dock.